Accounts Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE

December 31 (millions of dollars)	2019	2018
Accounts receivable - billed	330	289
Accounts receivable - unbilled	391	357
Accounts receivable, gross	721	646
Allowance for doubtful accounts	(22)	(21)
Accounts receivable, net	699	625

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2019 and 2018:

Year ended December 31 (millions of dollars)	2019	2018
Allowance for doubtful accounts - beginning	(21)	(29)
Write-offs	18	25
Additions to allowance for doubtful accounts	(19)	(17)
Allowance for doubtful accounts - ending	(22)	(21)